Finance Income And Expense - Finance Income And Expense Details (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detail information about financial income and expenses [abstract]
Bond premium and fees in income	€ 1,188	€ 790
Bank and other interest	223	135		€ 82
Profit from sale of financial asset		281		2,289
Net foreign currency exchange gain				923
Finance income	1,411	1,206	[1]	3,294	[1]
Interest expense on Senior Secured Notes, bank and other loans	(37,706)	(33,095)		(27,094)
Interest expense on finance leases	(3,667)	(1,750)		(3,139)
Interest expense on provision for onerous lease contracts		(16)		(115)
Other financial expenses	(2,707)	(1,765)		(1,968)
Net foreign currency exchanges loss	(1,698)	(849)
Finance expense	(45,778)	(37,475)	[1]	(32,316)	[1]
Net finance expense	€ (44,367)	€ (36,269)		€ (29,022)

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.